Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
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Disclosure of Trade Receivables

12.1 Trade receivables

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Trade receivables	6,714	14,398
Allowance for expected credit losses	-	-
Total net value of trade receivables	6,714	14,398

Disclosure of Subsidies Receivables	12.2 Subsidies receivables

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Research tax credit	14,521	7,711
Other subsidies	-	89
Total subsidies receivables	14,521	7,800

Disclosure of Other Current Assets

12.3 Other current assets

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
VAT receivables	1,147	1,177
Income tax receivable	210	639
Prepaid expenses and other prepayments	3,428	1,934
Tax and social receivables	445	1,304
Deferred expenses and other current assets	298	330
Total other current assets	5,528	5,383